Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents [abstract]
Schedule for components of cash and cash equivalents
	March 31, 2018	March 31, 2017
Cash on hand	$41,352	$191,360
Cash in current accounts	1,175,290	16,640,295
Bank deposits	-	-
Total	$1,216,642	$16,831,655